Business Combination (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of purchase price to the preliminary fair values of the assets acquired and liabilities assumed as of the date of acquisition.

(in millions)	Preliminary Values as of February 28, 2022
Cash and cash equivalents	$8
Accounts receivable and other:
Trade, net	28
Other receivables and prepaid expenses	4
Inventories	19
Property, plant and equipment, net	1
Intangible assets ─ software	8
Deferred tax assets	6
Intangible assets ─ brand	44
Right-to-use assets	3
Goodwill	10
Total assets acquired	131
Accounts payable:
Trade payables	21
Other current liabilities	6
Right-of-use liability	3
Other liabilities	1
Total liabilities assumed	31
Total consideration transferred	$100

Schedule of Estimated Useful Lives and Fair Values of Identifiable Intangible Assets

The estimated useful lives and fair values of the identifiable intangible assets at acquisition date were as follows:

(in millions)	Weighted-Average Useful Life - Years	Estimated Fair Values
Brand	15	$44

Schedule of Unaudited Pro Forma Information	The unaudited pro forma information presented below is for informational purposes only and do not purport to be indicative of the consolidated results of operations had the acquisitions actually occurred at the beginning of applicable comparable prior reporting period or of the results of future operations of the consolidated business. Since the Company's financial results for the year ended March 31, 2022, reflect only one month of Alchemee's actual results, the impact is immaterial.

	March 31, 2022	March 31, 2021
	(unaudited)	(unaudited)

Revenues	$736,875	$738,211
Net earnings (loss)	$41,118	$(398,799)